Advance ticket sales (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Integer	Dec. 31, 2022 BRL (R$) Integer
Advance Ticket Sales
Advances from ticket sales	R$ 3,130,772	R$ 3,502,556
Unused tickets sales number | Integer	9,014,774	8,828,006
Average period	61 days	56 days
Net of breakage	R$ 443,444	R$ 232,752
Non-performed transports	R$ 11,492	R$ 48,566